Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2025
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Investments Accounted for Using the Equity Method

(10) Investments accounted for using the equity method
Honda’s equity in affiliates and joint ventures as of March 31, 2024 and 2025 is as follows:

	Yen (millions)
	2024	2025
Investments accounted for using the equity method:
Affiliates	¥715,901	¥854,536
Joint ventures	491,067	388,078

Total	¥1,206,968	¥1,242,614

Honda’s equity of undistributed earnings:
Affiliates	¥111,787	¥95,581
Joint ventures	279,915	160,433

Total	¥391,702	¥256,014

For the year ended March 31, 2023, for certain investments accounted for using the equity method with quoted market prices in active markets, the Company recognized impairment losses to the recoverable amounts based on the fair values because there was objective evidence of impairment due to declines in quoted market prices.
Furthermore, for the year ended March 31, 2023, for certain investments accounted for using the equity method with no quoted market prices in active markets, the Company recognized impairment losses to the recoverable amounts based on the value in use because there was objective evidence of impairment where the transaction price in the share purchase agreement executed during the year ended March 31, 2023 was below the acquisition cost.
For the year ended March 31, 2023, the Company recognized impairment losses of ¥68,545 million in total, which are included in share of profit of investments accounted for using the equity method in the consolidated statements of income and mainly included in Automobile business.
For the year ended March 31, 2024 and 2025
, the Company did not recognize any significant impairment losses.

Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2023, 2024 and 2025 is as follows:

	Yen (millions)
	2023	2024	2025
Profit for the year:
Affiliates	¥(81,504)	¥26,490	¥15,838
Joint ventures	198,949	84,327	(14,856)

Total	¥117,445	¥110,817	¥982

Other comprehensive income:
Affiliates	¥25,920	¥31,797	¥18,305
Joint ventures	4,801	30,856	(6,403)

Total	¥30,721	¥62,653	¥11,902

Comprehensive income for the year:
Affiliates	¥(55,584)	¥58,287	¥34,143
Joint ventures	203,750	115,183	(21,259)

Total	¥148,166	¥173,470	¥12,884

Combined financial information in respect of affiliates as of March 31, 2024 and 2025, and for the years ended March 31, 2023, 2024 and 2025 is as follows:

	Yen (millions)
For the year ended March 31, 2023	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Sales revenue	¥189,332	¥3,800,943	¥9,187	¥3,999,462
Profit for the year	10,038	(45,204)	1,901	(33,265)

	Yen (millions)
As of and for the year ended March 31, 2024	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥72,203	¥1,988,023	¥22,696	¥2,082,922
Non-current assets	24,867	2,400,612	26,272	2,451,751

Total assets	97,070	4,388,635	48,968	4,534,673

Current liabilities	29,538	1,348,062	5,433	1,383,033
Non-current liabilities	3,542	701,643	685	705,870

Total liabilities	33,080	2,049,705	6,118	2,088,903

Total equity	¥63,990	¥2,338,930	¥42,850	¥2,445,770

Sales revenue	¥178,964	¥4,425,320	¥10,335	¥4,614,619
Profit for the year	12,744	38,348	2,193	53,285

	Yen (millions)
As of and for the year ended March 31, 2025	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥46,092	¥1,971,257	¥32,727	¥2,050,076
Non-current assets	18,217	2,770,810	24,559	2,813,586

Total assets	64,309	4,742,067	57,286	4,863,662

Current liabilities	19,386	1,549,786	6,630	1,575,802
Non-current liabilities	1,919	499,907	541	502,367

Total liabilities	21,305	2,049,693	7,171	2,078,169

Total equity	¥43,004	¥2,692,374	¥50,115	¥2,785,493

Sales revenue	¥153,727	¥4,451,855	¥17,845	¥4,623,427
Profit for the year	12,978	87,996	3,047	104,021

Combined financial information in respect of joint ventures as of March 31, 2024 and 2025, and for the years ended March 31, 2023, 2024 and 2025 is as follows:

	Yen (millions)
For the year ended March 31, 2023	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total

Sales revenue	¥1,071,031	¥4,360,348	¥6,022	¥5,437,401
Profit for the year	93,766	304,119	1,779	399,664

	Yen (millions)
As of and for the year ended March 31, 2024	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total

Current assets	¥376,630	¥1,206,741	¥3,852	¥1,587,223
Non-current assets	201,692	682,236	880	884,808

Total assets	578,322	1,888,977	4,732	2,472,031

Current liabilities	320,335	1,026,763	1,875	1,348,973
Non-current liabilities	72,977	72,063	2,441	147,481

Total liabilities	393,312	1,098,826	4,316	1,496,454

Total equity	¥185,010	¥790,151	¥416	¥975,577

Sales revenue	¥1,103,578	¥4,003,276	¥4,183	¥5,111,037
Profit for the year	100,242	67,056	1,674	168,972

	Yen (millions)
As of and for the year ended March 31, 2025	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥383,566	¥919,732	¥4,892	¥1,308,190
Non-current assets	185,883	631,036	1,153	818,072

Total assets	569,449	1,550,768	6,045	2,126,262

Current liabilities	326,185	874,653	2,119	1,202,957
Non-current liabilities	71,439	78,792	3,266	153,497

Total liabilities	397,624	953,445	5,385	1,356,454

Total equity	¥171,825	¥597,323	¥660	¥769,808

Sales revenue	¥1,181,238	¥2,723,204	¥4,943	¥3,909,385
Profit for the year	108,842	(139,636)	1,398	(29,396)